COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS	6 Months Ended
Dec. 31, 2020
COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS
COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 16. COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS

In May and June 2020, the Company consummated two offerings. In connection with the offering, the Company issued to the investors warrants to purchase an aggregate of 911,112 common shares at an exercise price of $2.25 per common share, which was amended to $1.25 per common share on the second offering on June 30, 2020. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 26, 2020 and expire on November 25, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,689,389. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.40%), (2) expected warrant life of 5.5 years, (3) expected volatility of 99.50%, and (4) expected dividend yield of 0. As of December 31, 2020, 888,889 common shares were issued upon exercises of warrants and 22,223 warrants were outstanding. As of the date of this report, all warrants were exercised and all the underlying shares were issued.

In June 2020, the Company issued to the investors warrants to purchase an aggregate of 1,680,000 common shares at an exercise price of $1.25 per common share. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 30, 2020 and expire on December 30, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,639,333. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.35%), (2) expected warrant life of 5.5 years, (3) expected volatility of 104.26%, and (4) expected dividend yield of 0. As of December 31, 2020, 325,000 common shares were issued upon exercises of warrants and 1,355,000 warrants were outstanding. As of the date of this report, 1,308,111 warrants were exercised and 371,889 warrants were outstanding.